SCHEDULE OF RESTRICTED SHARE UNITS (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 shares $ / shares	Dec. 31, 2025 shares $ / shares
IfrsStatementLineItems [Line Items]
Outstanding balance | shares	183,997
Outstanding, weighted average fair value | $ / shares	$ 5.05
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Outstanding balance | shares	296,666	206,250
Outstanding, weighted average fair value | $ / shares	$ 2.74	$ 1.38
Granted | shares	39,000	238,750
Granted, weighted average fair value | $ / shares	$ 13.55	$ 3.92
Vested | shares	(151,669)	(148,334)
Vested, weighted average fair value | $ / shares	$ 2.73	$ 2.74
Outstanding balance | shares	183,997	296,666
Outstanding, weighted average fair value | $ / shares	$ 5.05	$ 2.74